CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 11, 2011
Successor
Net sales	$ 58,267
Cost of goods sold	37,313
Amortization of inventory fair value adjustment	9,369
Total cost of goods sold	46,682
Gross profit	11,585
Operating expenses:
Selling, general and administrative expenses	12,769
Acquisition-related expenses	3,027
Total operating expenses	15,796
Income from operations	(4,211)
Interest expense, net	1,442
Other income, net	5
Income before income taxes	(5,648)
Income tax expense (benefit)	(1,047)
Net income	(4,601)
Net income (loss) attributed to non-controlling interest	(230)
Net income attributed to Boot Barn Holdings, Inc.	(4,371)
Net income (loss) per share:
Basic shares (in dollars per share)	$ (0.23)
Diluted shares (in dollars per share)	$ (0.23)
Weighted average shares outstanding:
Basic shares	18,633
Diluted shares	18,633
Predecessor
Net sales		110,429
Cost of goods sold		72,129
Total cost of goods sold		72,129
Gross profit		38,300
Operating expenses:
Selling, general and administrative expenses		28,145
Acquisition-related expenses		7,336
Total operating expenses		35,481
Income from operations		2,819
Interest expense, net		3,684
Other income, net		70
Income before income taxes		(795)
Income tax expense (benefit)		(135)
Net income		(660)
Net income attributed to Boot Barn Holdings, Inc.		$ (660)
Net income (loss) per share:
Basic shares (in dollars per share)		$ (3.82)
Diluted shares (in dollars per share)		$ (3.82)
Weighted average shares outstanding:
Basic shares		173
Diluted shares		173